Earnings per share	6 Months Ended
Sep. 30, 2019
Earnings per share
Earnings per share

6   Earnings per share

	Six months ended 30 September
	2019	2018
	Millions	Millions
Weighted average number of shares for basic earnings per share	29,410	27,462
Effect of dilutive potential shares: restricted shares and share options	—	—
Weighted average number of shares for diluted earnings per share	29,410	27,462

	Six months ended 30 September
	2019	2018
		(restated)[1]
Earnings per share attributable to owners of the parent during the period	€m	€m
Loss for earnings per share from continuing operations	(2,128)	(4,399)
Loss for earnings per share from discontinued operations	—	(3,535)
Loss for basic and diluted earnings per share	(2,128)	(7,934)

	eurocents	eurocents
Basic loss per share from continuing operations	(7.24c)	(16.02c)
Basic loss per share from discontinued operations	—	(12.87c)
Basic loss per share	(7.24c)	(28.89c)

Diluted loss per share from continuing operations	(7.24c)	(16.02c)
Diluted loss per share from discontinued operations	—	(12.87c)
Diluted loss per share	(7.24c)	(28.89c)

Note:

1.

Revenue presented for the comparative period has been revised for the allocation of, and timing of recognition for, equipment and service revenue compared to amounts previously disclosed in the condensed consolidated financial statements for the six months ended 30 September 2018. As a result, the loss for basic and diluted earnings per share decreased by €31 million and (i) basic loss per share from continuing operations, (ii) basic loss per share, (iii) diluted loss per share from continuing operations and (iv) diluted loss per share each decreased by 0.11c.